Investments - Schedule of Investments (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($) loan
Schedule of Investments [Line Items]
Amortized Cost	$ 2,556,783,900	[1],[2]	$ 108,769,400
Fair Value	2,577,558,100	[1],[2]	$ 108,529,200
Number of loans on non-accrual status | loan			0
Software and Services
Schedule of Investments [Line Items]
Amortized Cost	519,562,500		$ 15,893,600
Fair Value	524,586,500		15,812,600
Health Care Services
Schedule of Investments [Line Items]
Amortized Cost	311,942,300		10,559,400
Fair Value	314,256,800		10,515,600
Capital Goods
Schedule of Investments [Line Items]
Amortized Cost	266,586,700		14,852,600
Fair Value	268,098,300		14,846,100
Insurance Services
Schedule of Investments [Line Items]
Amortized Cost	193,373,400		7,896,100
Fair Value	194,485,900		7,892,900
Financial Services
Schedule of Investments [Line Items]
Amortized Cost	178,473,000.0		3,633,800
Fair Value	181,981,500		3,610,500
Commercial and Professional Services
Schedule of Investments [Line Items]
Amortized Cost	140,370,400		4,910,100
Fair Value	141,990,500		4,958,000.0
Media and Entertainment
Schedule of Investments [Line Items]
Amortized Cost	113,530,200		3,890,900
Fair Value	113,822,900		3,889,500
Food and Beverage
Schedule of Investments [Line Items]
Amortized Cost	69,245,400		2,537,300
Fair Value	69,566,600		2,523,600
Retailing and Distribution
Schedule of Investments [Line Items]
Amortized Cost	69,171,100		2,573,400
Fair Value	69,323,600		2,564,900
Automobiles and Components
Schedule of Investments [Line Items]
Amortized Cost	46,278,900		1,722,200
Fair Value	46,312,100		1,715,000.0
Materials
Schedule of Investments [Line Items]
Amortized Cost	41,534,500		5,334,200
Fair Value	41,364,000.0		5,313,800
Household and Personal Products
Schedule of Investments [Line Items]
Amortized Cost	35,688,800
Fair Value	36,369,000.0
Telecommunication Services
Schedule of Investments [Line Items]
Amortized Cost	35,639,400		495,500
Fair Value	$ 35,548,100		$ 493,400
Investments, At Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Composition, percent of fair value	100.00%		100.00%
Investments, At Fair Value | Industry Concentration Risk | Software and Services
Schedule of Investments [Line Items]
Composition, percent of fair value	20.40%		14.60%
Investments, At Fair Value | Industry Concentration Risk | Health Care Services
Schedule of Investments [Line Items]
Composition, percent of fair value	12.20%		9.70%
Investments, At Fair Value | Industry Concentration Risk | Consumer Services
Schedule of Investments [Line Items]
Composition, percent of fair value	10.50%		20.30%
Investments, At Fair Value | Industry Concentration Risk | Capital Goods
Schedule of Investments [Line Items]
Composition, percent of fair value	10.40%		13.70%
Investments, At Fair Value | Industry Concentration Risk | Insurance Services
Schedule of Investments [Line Items]
Composition, percent of fair value	7.50%		7.30%
Investments, At Fair Value | Industry Concentration Risk | Financial Services
Schedule of Investments [Line Items]
Composition, percent of fair value	7.10%		3.30%
Investments, At Fair Value | Industry Concentration Risk | Commercial and Professional Services
Schedule of Investments [Line Items]
Composition, percent of fair value	5.50%		4.60%
Investments, At Fair Value | Industry Concentration Risk | Media and Entertainment
Schedule of Investments [Line Items]
Composition, percent of fair value	4.40%		3.60%
Investments, At Fair Value | Industry Concentration Risk | Pharmaceuticals, Biotechnology and Life Sciences
Schedule of Investments [Line Items]
Composition, percent of fair value	4.00%		3.60%
Investments, At Fair Value | Industry Concentration Risk | Food and Beverage
Schedule of Investments [Line Items]
Composition, percent of fair value	2.70%		2.30%
Investments, At Fair Value | Industry Concentration Risk | Retailing and Distribution
Schedule of Investments [Line Items]
Composition, percent of fair value	2.70%		2.30%
Investments, At Fair Value | Industry Concentration Risk | Automobiles and Components
Schedule of Investments [Line Items]
Composition, percent of fair value	1.80%		1.60%
Investments, At Fair Value | Industry Concentration Risk | Materials
Schedule of Investments [Line Items]
Composition, percent of fair value	1.60%		4.90%
Investments, At Fair Value | Industry Concentration Risk | Household and Personal Products
Schedule of Investments [Line Items]
Composition, percent of fair value	1.40%
Investments, At Fair Value | Industry Concentration Risk | Telecommunication Services
Schedule of Investments [Line Items]
Composition, percent of fair value	1.40%		0.40%
Investments, At Fair Value | Industry Concentration Risk | Other
Schedule of Investments [Line Items]
Composition, percent of fair value	6.40%		7.80%
Investments, At Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Composition, percent of fair value	100.00%		100.00%
Investments, At Fair Value | Geographic Concentration Risk | United States
Schedule of Investments [Line Items]
Composition, percent of fair value	91.50%		94.90%
Investments, At Fair Value | Geographic Concentration Risk | Europe
Schedule of Investments [Line Items]
Composition, percent of fair value	5.00%		2.50%
Investments, At Fair Value | Geographic Concentration Risk | Canada
Schedule of Investments [Line Items]
Composition, percent of fair value	2.30%		1.90%
Investments, At Fair Value | Geographic Concentration Risk | Bermuda/Cayman Islands
Schedule of Investments [Line Items]
Composition, percent of fair value	0.70%		0.70%
Investments, At Fair Value | Geographic Concentration Risk | Other
Schedule of Investments [Line Items]
Composition, percent of fair value	0.50%
First lien senior secured loans
Schedule of Investments [Line Items]
Amortized Cost	$ 2,374,887,000		$ 108,669,000
Fair Value	2,391,750,000		108,429,000
Second lien senior secured loans
Schedule of Investments [Line Items]
Amortized Cost	43,237,000
Fair Value	43,771,000
Senior subordinated loans
Schedule of Investments [Line Items]
Amortized Cost	61,619,000
Fair Value	62,483,000
Collateralized loan obligations
Schedule of Investments [Line Items]
Amortized Cost	28,606,000
Fair Value	28,781,000
Preferred equity
Schedule of Investments [Line Items]
Amortized Cost	39,500,000
Fair Value	41,033,000
Other equity
Schedule of Investments [Line Items]
Amortized Cost	8,935,000		100,000
Fair Value	$ 9,740,000		$ 100,000

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.